OTHER COMPREHENSIVE INCOME (LOSS) (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Foreign currency translation
Net unrealized foreign currency translation gains (losses) in respect of foreign operations	$ (1,001)	$ 93	$ (1,104)	$ 3
Reclassification of realized foreign currency translation gains to net income on dispositions of foreign operations	0	25	17	25
Gains on hedges of net investments in foreign operations	517	(23)	572	(3)
Foreign currency translation	(484)	95	(515)	25
Cash flow hedges
Gains (losses) on derivatives designated as cash flow hedges, net of income taxes for the three and six months ended Jun. 30, 2022 of $(1) million and $(7) million (2021 – $(5) million and $(8) million)	(35)	41	66	95
Cash flow hedges	(35)	41	66	95
Equity accounted investments
Share of unrealized foreign currency translation losses in respect of foreign operations	(2)	0	(2)	(1)
Gains (losses) on derivatives designated as cash flow hedges	22	4	75	28
Equity accounted investments	20	4	73	27
Items that will not be reclassified to net income:
Unrealized gains on securities - FVTOCI, net of income taxes for the three and six months ended Jun. 30, 2022 of nil and $(3) million (2021 – $(3) million and $(13) million)	(19)	(2)	(20)	(2)
Share of revaluation (deficit) on equity accounted investments	0	(1)	0	(1)
Revaluation deficit	0	(99)	0	(99)
Items that will not be reclassified to net income:	(18)	(102)	(19)	(102)
Other comprehensive loss	(517)	38	(395)	45
Gains (losses) on derivatives designated as cash flow hedges, net of income taxes for the three and six months ended Jun. 30, 2022 of $(1) million and $(7) million (2021 – $(5) million and $(8) million)	(1)	(5)	(7)	(8)
Unrealized gains on securities - FVTOCI, net of income taxes for the three and six months ended Jun. 30, 2022 of nil and $(3) million (2021 – $(3) million and $(13) million)	0	(3)	(3)	(13)
Revaluation (deficit), net of income taxes for the three and six months ended Jun. 30, 2022 of nil and nil (2021 – $(99) million and $(99) million)	$ 0	$ (99)	$ 0	$ (99)